Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.         Basis of Presentation and General information:

Robin Energy Ltd. (“Robin”, or the “Company”) was formed on September 24, 2024 as a wholly owned subsidiary of Toro Corp. (“Toro”, or the “Former Parent Company”) under the laws of the Republic of the Marshall Islands. On April 14, 2025 (the “Distribution Date”), Toro completed the Spin-Off of Robin based on the terms approved by the independent disinterested directors of Toro following the recommendation of its special committee of independent disinterested directors. In the Spin-Off, Toro separated its Handysize tanker fleet from its liquefied petroleum gas (“LPG”) carrier fleet by, among other actions, contributing to Robin (i) its interest in the subsidiaries comprising its tanker fleet, Vision Shipping Co., owning one tanker vessel and Xavier Shipping Co. and (ii) $10,356,450 in cash for additional working capital, in exchange for (i) 2,386,731 common shares of Robin, (ii) the issuance to Toro of 2,000,000 1.00% Series A fixed rate cumulative perpetual convertible preferred shares of Robin (the “Series A Preferred Shares”) having a stated amount of $25 per share and a par value of $0.001 per share and (iii) the issuance at par to Pelagos Holdings Corp, a company controlled by Robin’s Chairman and Chief Executive Officer, of 40,000 Series B preferred shares of Toro, par value $0.001 per share (the “Series B Preferred Shares”). Robin’s common shares were distributed on April 14, 2025 pro rata to the shareholders of record of Toro as of April 7, 2025 at a ratio of one Robin common share for every eight Toro common shares. The foregoing transactions are referred to collectively herein as the “Spin-Off”. Robin began trading on the Nasdaq Capital Market (the “Nasdaq”), under the symbol “RBNE”.

In addition, Robin entered into various agreements effecting the separation of its business from Toro including a Contribution and Spin-Off Distribution Agreement entered into by Robin and Toro on April 14, 2025 (the “Contribution and Spin-Off Distribution Agreement”), pursuant to which, among other things, Toro agreed to indemnify Robin and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries Toro retained after the Distribution Date and Robin agreed to indemnify Toro for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between Toro and Robin and provides Toro with certain registration rights relating to Robin’s common shares, if any, issued upon conversion of the Series A Preferred Shares issued to Toro in connection with the Spin-Off. Following the successful completion of the Spin Off on April 14, 2025, Robin reimbursed Toro for expenses related to the Spin-Off that were incurred by Toro, except for any of these expenses that were incurred or paid by any of Robin’s subsidiaries after April 14, 2025.

The Spin-Off has been accounted for as a transfer of business among entities under common control. Accordingly, these accompanying consolidated financial statements of the Company have been presented as if the subsidiaries  were consolidated subsidiaries of the Company for all periods presented and using the historical carrying costs of the assets and the liabilities of the subsidiaries listed below, from their dates of incorporation. As a result, the accompanying consolidated financial statements include the accounts of Robin and its wholly owned subsidiaries (collectively, the “Company”).

The Company is currently engaged in the worldwide transportation of refined petroleum products and liquefied petroleum gas through its vessel-owning subsidiaries (Note 14(b)).

Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), is a related party controlled by Petros Panagiotidis, Robin’s Chairman and Chief Executive Officer. Until June 30, 2022, Castor Ships provided only commercial ship management and chartering services to Company’s subsidiaries. With effect from July 1, 2022, Castor Ships provided ship management and chartering services to the vessels owned by the Company’s subsidiaries. Such services are provided through subcontracting agreements with unrelated third-party managers, entered into with the Company’s subsidiaries’ consent, for the Company’s vessels. Castor Ships provided most of the ship management services from June 7, 2023 for M/T Wonder Mimosa and a third-party manager provided certain ship management services through subcontracting agreements to the vessel.
The subsidiaries which are included in the Company’s unaudited interim condensed consolidated financial statements for the periods presented are listed below.

Consolidated vessel owning subsidiaries:

Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	36,718	2006	May 31, 2021

Consolidated non-vessel owning subsidiaries:

1	Robin GMD Corp. (“Robin GMD”) (1)
2	Xavier Shipping Co. (“Xavier”)(2)

(1)	Incorporated under the laws of the Marshall Islands on November 27, 2024, this entity serves as the cash manager of the Company’s subsidiaries with effect from April 14, 2025.
(2)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Formosa on September 1, 2023, for a gross sale price of $18.0 million and delivery of such vessel to an unaffiliated third-party on November 16, 2023.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024, filed with the SEC on April 15, 2025 (the “2024 Annual Report”).

The accompanying interim condensed consolidated financial statements are unaudited and include all adjustments (consisting of normal recurring adjustments) that management considers necessary for a fair presentation of its condensed consolidated financial position and results of operations for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of the results that may be expected for the entire year.